Deposit for investment in a partnership entity (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deposit For Investment In Partnership Entity
Deposit for investment in joint venture	$ 2,820	¥ 19,721